UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, April 26, 2011
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 72
Form 13F Information Table Value Total: $124,415
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item 7
Item 8 a)
b)
c)
3M COMPANY
Common Stocks
88579Y101
778
8270
8270
0
0
8270
0
0

ABBOTT LABORATORIES
Common Stocks
002824100
2051
39958
39958
0
0
39958
0
0

ALTRIA GROUP INC
Common Stocks
02209S103
328
12578
12578
0
0
12578
0
0

AMBIENT CORP
Common Stocks
02318N102
1
10000
10000
0
0
10000
0
0

AMERICAN ELECTRIC POWER
Common Stocks
025537101
590
16574
16574
0
0
16574
0
0

AMERICAN EXPRESS CO
Common Stocks
025816109
2564
54504
54504
0
0
54504
0
0

APACHE CORP
Common Stocks
037411105
309
2519
2519
0
0
2519
0
0

AT&T INC
Common Stocks
00206R102
2798
91579
91579
0
0
91579
0
0

BECTON DICKINSON & CO.
Common Stocks
075887109
1930
22994
22994
0
0
22994
0
0

BERKSHIRE HATHAWAY INC - CL B
Common Stocks
084670702
1078
13091
13091
0
0
13091
0
0

BHP BILLITON LTD - ADR
Common Stocks
088606108
1430
14075
14075
0
0
14075
0
0

BOEING COMPANY
Common Stocks
097023105
1664
22216
22216
0
0
22216
0
0

CANADIAN NATL RAILWAY CO
Common Stocks
136375102
239
3250
3250
0
0
3250
0
0

CBS CORP NEW CL B
Common Stocks
124857202
986
39950
39950
0
0
39950
0
0

CHEVRON CORP
Common Stocks
166764100
2345
21828
21828
0
0
21828
0
0

CHICAGO BRIDGE AND IRON
Common Stocks
167250109
1518
36940
36940
0
0
36940
0
0

CISCO SYSTEMS INC
Common Stocks
17275R102
1172
68537
68537
0
0
68537
0
0

COCA-COLA CO
Common Stocks
191216100
4347
64165
64165
0
0
64165
0
0

CONOCOPHILLIPS
Common Stocks
20825C104
2370
29450
29450
0
0
29450
0
0

DANAHER CORP
Common Stocks
235851102
2464
46983
46983
0
0
46983
0
0

DIAGEO PLC - ADR
Common Stocks
25243Q205
1902
24025
24025
0
0
24025
0
0

DOMINION RESOURCES INC
Common Stocks
25746U109
273
6050
6050
0
0
6050
0
0

EMC CORP MASS
Common Stocks
268648102
208
7350
7350
0
0
7350
0
0

EMERSON ELECTRIC CO
Common Stocks
291011104
957
16344
16344
0
0
16344
0
0

ERHC ENERGY INC
Common Stocks
26884J104
20
125000
125000
0
0
125000
0
0

EXELON CORPORATION
Common Stocks
30161N101
1131
27741
27741
0
0
27741
0
0

EXXON MOBIL CORP
Common Stocks
30231G102
8658
100415
100415
0
0
100415
0
0

FIFTH THIRD BANCORP
Common Stocks
316773100
728
56330
56330
0
0
56330
0
0

GENERAL ELECTRIC CO
Common Stocks
369604103
3180
159894
159894
0
0
159894
0
0

GENERAL MILLS INC
Common Stocks
370334104
2390
62545
62545
0
0
62545
0
0

GILEAD SCIENCES, INC.
Common Stocks
375558103
783
19987
19987
0
0
19987
0
0

HALLIBURTON CO
Common Stocks
406216101
2328
45982
45982
0
0
45982
0
0

HEWLETT-PACKARD CO
Common Stocks
428236103
2729
67335
67335
0
0
67335
0
0

HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
217
4001
4001
0
0
4001
0
0

ILLINOIS TOOL WORKS
Common Stocks
452308109
2880
52937
52937
0
0
52937
0
0

INTEL CORP
Common Stocks
458140100
1716
78199
78199
0
0
78199
0
0

INTL BUSINESS MACHINES CORP
Common Stocks
459200101
644
3843
3843
0
0
3843
0
0

JOHNSON & JOHNSON
Common Stocks
478160104
3670
57243
57243
0
0
57243
0
0

JOHNSON CONTROLS INC
Common Stocks
478366107
2109
53262
53262
0
0
53262
0
0

JP MORGAN CHASE & CO
Common Stocks
46625H100
224
5019
5019
0
0
5019
0
0

KIMBERLY-CLARK CORP
Common Stocks
494368103
2843
44253
44253
0
0
44253
0
0

KINDER MORGAN - FRACTIONAL SHARES
Common Stocks
EKE55U103
0
385243
385243
0
0
385243
0
0

KRAFT FOODS
Common Stocks
50075N104
725
21916
21916
0
0
21916
0
0

M&T BANK
Common Stocks
55261F104
1513
17568
17568
0
0
17568
0
0

MASCO CORP
Common Stocks
574599106
1014
75785
75785
0
0
75785
0
0

MASSMUTUAL CORP INVESTORS
Common Stocks
576292106
1095
67758
67758
0
0
67758
0
0

MCDONALD'S CORP
Common Stocks
580135101
1435
18605
18605
0
0
18605
0
0

MEDTRONIC INC
Common Stocks
585055106
1449
35699
35699
0
0
35699
0
0

MERCK & CO INC
Common Stocks
58933Y105
1971
57414
57414
0
0
57414
0
0

MICROSOFT CORP
Common Stocks
594918104
1722
67236
67236
0
0
67236
0
0

NESTLES SA - ADR
Common Stocks
641069406
1650
26860
26860
0
0
26860
0
0

NEW HAMPSHIRE THRIFT BANCSHARES
Common Stocks
644722100
672
50420
50420
0
0
50420
0
0

NUCOR CORP
Common Stocks
670346105
1277
28313
28313
0
0
28313
0
0

OCCIDENTAL PETROLEUM CORP
Common Stocks
674599105
364
3628
3628
0
0
3628
0
0

PEPSICO INC
Common Stocks
713448108
4304
64203
64203
0
0
64203
0
0

PHILIP MORRIS INTERNATIONAL
Common Stocks
718172109
5426
80267
80267
0
0
80267
0
0

PRAXAIR INC
Common Stocks
74005P104
3529
33043
33043
0
0
33043
0
0

PROCTER & GAMBLE CO
Common Stocks
742718109
4630
73060
73060
0
0
73060
0
0

PROGRESS ENERGY INC
Common Stocks
743263105
242
5200
5200
0
0
5200
0
0

ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1298
33707
33707
0
0
33707
0
0

ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
1768
23555
23555
0
0
23555
0
0

SIEMENS AG - ADR
Common Stocks
826197501
276
1985
1985
0
0
1985
0
0

SOUTHERN COMPANY
Common Stocks
842587107
2522
65468
65468
0
0
65468
0
0

SPECTRA ENERGY
Common Stocks
847560109
2356
83937
83937
0
0
83937
0
0

STRYKER CORP
Common Stocks
863667101
219
3775
3775
0
0
3775
0
0

T ROWE PRICE GROUP INC
Common Stocks
74144T108
2415
38145
38145
0
0
38145
0
0

TEXAS INSTRUMENTS INC
Common Stocks
882508104
1764
49813
49813
0
0
49813
0
0

UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
2269
30814
30814
0
0
30814
0
0

UNITED TECHNOLOGIES CORP
Common Stocks
913017109
4265
49285
49285
0
0
49285
0
0

VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1052
28434
28434
0
0
28434
0
0

WASHINGTON REAL ESTATE INV
Common Stocks
939653101
372
11890
11890
0
0
11890
0
0

WP CAREY & CO. LLC
Common Stocks
92930Y107
269
7650
7650
0
0
7650
0
0
